CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	June 30,	December 31,
	2022	2021
Convertible Notes - Issued in fiscal year 2020	98,488	100,000
Convertible Notes - Issued in fiscal year 2021	851,851	1,607,857
Convertible Notes - Issued in fiscal year 2022	1,291,735	-
	2,242,074	1,707,857
Less debt discount and debt issuance cost	(200,812)	(691,569)
	2,041,262	1,016,288
Less current portion of convertible notes payable	1,942,774	993,931
Long-term convertible notes payable	$98,488	$22,357

Convertible notes payable consists of the following:

	December 31,	December 31,
	2021	2020
Convertible Notes - Issued in fiscal year 2020	100,000	1,526,000
Convertible Notes - Issued in fiscal year 2021	1,607,857	-
	1,707,857	1,526,000
Less debt discount and debt issuance cost	(691,569)	(282,232)
	1,016,288	1,243,768
Less current portion of convertible notes payable	993,931	1,241,412
Long-term convertible notes payable	$22,357	$2,356